Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment at beginning of period	€ 1,924	€ 1,783
Property, plant and equipment at end of period	2,015	1,924
Gross carrying amount
Property, plant and equipment
Property, plant and equipment at beginning of period	4,879	4,537
Translation differences	26	148
Additions	582	574
Disposals and retirements	(241)	(380)
Property, plant and equipment at end of period	5,246	4,879
Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(2,955)	(2,754)
Translation differences	(12)	(85)
Impairment charges	(45)	(14)
Disposals and retirements	231	330
Depreciation	(450)	(432)
Property, plant and equipment at end of period	(3,231)	(2,955)
Buildings and constructions
Property, plant and equipment
Property, plant and equipment at beginning of period	733	783
Property, plant and equipment at end of period	834	733
Buildings and constructions | Gross carrying amount
Property, plant and equipment
Property, plant and equipment at beginning of period	1,228	1,265
Translation differences	15	53
Additions	55	27
Reclassification	160	28
Disposals and retirements	(49)	(145)
Property, plant and equipment at end of period	1,409	1,228
Buildings and constructions | Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(495)	(482)
Translation differences	(6)	(26)
Impairment charges	(33)	(14)
Disposals and retirements	46	114
Depreciation	(87)	(87)
Property, plant and equipment at end of period	(575)	(495)
Machinery and equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	911	863
Property, plant and equipment at end of period	933	911
Machinery and equipment | Gross carrying amount
Property, plant and equipment
Property, plant and equipment at beginning of period	3,371	3,135
Translation differences	8	88
Additions	361	333
Reclassification	40	41
Disposals and retirements	(191)	(226)
Property, plant and equipment at end of period	3,589	3,371
Machinery and equipment | Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(2,460)	(2,272)
Translation differences	(6)	(59)
Impairment charges	(12)
Disposals and retirements	185	216
Depreciation	(363)	(345)
Property, plant and equipment at end of period	(2,656)	(2,460)
Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	280	137
Property, plant and equipment at end of period	248	280
Assets under construction | Gross carrying amount
Property, plant and equipment
Property, plant and equipment at beginning of period	280	137
Translation differences	3	7
Additions	166	214
Reclassification	(200)	(69)
Disposals and retirements	(1)	(9)
Property, plant and equipment at end of period	€ 248	€ 280